Acquisition of Navios Midstream (Details Narrative) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue		$ 252,189	$ 293,949
Business Acquisition, Pro Forma Net Income (Loss)		$ (159,897)	$ (59,553)
Alternative Investment, Measurement Input		0.0910
Navios Maritime Midstream Partners [Member]
Business Acquisition [Line Items]
Equity Method Investments	$ 107,213
Merger Agreement with Navios Midstream [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition		Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement		Oct. 07, 2018
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	58.97%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	$ 75,698
Business Acquisition, Percentage of Voting Interests Acquired	41.03%
Business Acquisition, Transaction Costs		$ 2,175
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		5,069
Business Combination, Pro Forma Information, Loss of Acquiree since Acquisition Date, Actual		1,630
Merger Agreement with Navios Midstream [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	3,683,284
Share Price | $ / shares	$ 6.24
Merger Agreement with Navios Midstream [Member] | Navios Maritime Midstream Partners [Member]
Business Acquisition [Line Items]
Recognition of Deferred Revenue		$ 6,777